Equity Offerings and Sale of Series A Preferred Units (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Equity Offerings

Equity Offerings

(U.S. Dollars in thousands)	January 2017 Offering	November 2017 Offering		Total 2017 Offering	2016 Offering	2015 Offering
Gross proceeds received	$56,125	$66,936	(1)	$123,061	$—	$121,224	(2)
Less: Underwriters’ discount	925	660		1,585	—	4,300
Less: Offering expenses	300	230		530	—	293

Net proceeds received	$54,900	$66,046		$120,946	$—	$116,631

(1)	Includes the General Partner’s 1.85% proportional capital contribution.
(2)	Includes the General Partner’s 2% proportional capital contribution

Schedule of Sale of Series A Preferred Units

Sale of Series A Preferred units

(U.S. Dollars in thousands)	February 2017 Series A Preferred Units	June 2017 Series A Preferred Units	Total Series A Preferred Units
Gross proceeds received	$50,000	$40,000	$90,000
Less: Fee	1,000	1,000	2,000
Less: Expenses	386	150	536

Net proceeds received	$48,614	$38,850	$87,464